Details of Significant Accounts - Schedule of Carrying Amount of Right-of-Use Assets Depreciation Charge (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Carrying Amount of Right-of-Use Assets Depreciation Charge [Line Items]
Carrying amount	$ 17,660	$ 9,024	$ 4,292
Depreciation charge	5,163	5,163
Buildings [Member]
Schedule of Carrying Amount of Right-of-Use Assets Depreciation Charge [Line Items]
Carrying amount	17,660	6,822	3,342
Depreciation charge	5,346	4,218
Transportation Equipment (Business Vehicles) [Member]
Schedule of Carrying Amount of Right-of-Use Assets Depreciation Charge [Line Items]
Carrying amount	0	2,202	$ 950
Depreciation charge	$ 780	$ 945